Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components Of Income Tax Expense

Years Ended December 31,	2011	2010	2009
U.S. Federal	$50,197	$44,845	$24,308
State	6,338	5,515	2,448
Foreign	315	—	—

	$56,850	$50,360	$26,756

Current	$48,540	$37,635	$24,784
Deferred	8,310	12,725	1,972

	$56,850	$50,360	$26,756

Reconciliation Of Effective Income Tax Rate

Years Ended December 31,	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	3.1	3.0	2.8
Tax effects on foreign income	(0.1)	—	—

Effective income tax rate attributable to Watsco, Inc.	38.0	38.0	37.8
Taxes attributable to noncontrolling interest	(8.8)	(6.9)	(3.6)

Effective income tax rate	29.2%	31.1%	34.2%

Significant Components Of Current And Long-Term Deferred Tax Assets And Liabilities

December 31,	2011	2010
Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,966	$2,183
Allowance for doubtful accounts	1,634	1,122
Other current deferred tax assets	979	845
Self-insurance reserves	769	1,523

Total current deferred tax assets (1)	6,348	5,673

Long-term deferred tax assets:
Share-based compensation	11,688	9,890
Other long-term deferred tax assets	1,021	834
Net operating loss carryforwards	648	1,338
Unrealized loss on derivative instruments	—	152

	13,357	12,214
Valuation allowance	(423)	(1,117)

Total long-term deferred tax assets (2)	12,934	11,097

Long-term deferred tax liabilities:
Deductible goodwill	(46,057)	(37,567)
Depreciation	(2,500)	(20)
Other long-term deferred tax liabilities	(1,141)	(1,142)

Total long-term deferred tax liabilities (2)	(49,698)	(38,729)

Net deferred tax liabilities	$(30,416)	$(21,959)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Change In Gross Unrecognized Tax Benefits

Gross balance at January 1, 2010	$1,990
Additions based on tax positions related to the current year	197
Reductions due to lapse of applicable statute of limitations	(298)

Gross balance at December 31, 2010	1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	$2,424